The Munder Funds
Supplement Dated September 21, 2011
to the Statement of Additional Information (“SAI”)
dated October 30, 2010, as supplemented and restated July 5, 2011
     Investors are advised that the Munder Large-Cap Growth Fund was merged into the Munder Growth Opportunities Fund as of the close of business on September 16, 2011. Accordingly, all references to the Munder Large-Cap Growth Fund are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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